Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,731,034.27

Principal:
Principal Collections	$21,517,353.01
Prepayments in Full	$15,859,519.49
Liquidation Proceeds	$292,779.50
Recoveries	$44,224.98
Sub Total	$37,713,876.98
Collections	$39,444,911.25

Purchase Amounts:
Purchase Amounts Related to Principal	$158,760.71
Purchase Amounts Related to Interest	$732.12
Sub Total	$159,492.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,604,404.08

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,604,404.08
Servicing Fee	$747,906.55	$747,906.55	$0.00	$0.00	$38,856,497.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,856,497.53
Interest - Class A-2 Notes	$20,194.61	$20,194.61	$0.00	$0.00	$38,836,302.92
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$38,722,537.92
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$38,667,412.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,667,412.92
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$38,644,388.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,644,388.75
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$38,626,184.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,626,184.08
Regular Principal Payment	$34,914,120.63	$34,914,120.63	$0.00	$0.00	$3,712,063.45
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,712,063.45
Residual Released to Depositor	$0.00	$3,712,063.45	$0.00	$0.00	$0.00

Total		$39,604,404.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,914,120.63
Total					$34,914,120.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,914,120.63	$76.72	$20,194.61	$0.04	$34,934,315.24	$76.76
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$34,914,120.63	$26.53	$230,313.45	$0.18	$35,144,434.08	$26.71

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$142,550,186.88	0.3132558	$107,636,066.25	0.2365316
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$798,400,186.88	0.6067424	$763,486,066.25	0.5802095

Pool Information
Weighted Average APR	2.384%	2.368%
Weighted Average Remaining Term	48.62	47.76
Number of Receivables Outstanding	32,588	31,812
Pool Balance	$897,487,858.42	$859,536,228.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$834,890,451.19	$799,407,056.11
Pool Factor	0.6340434	0.6072319

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$60,129,172.35
Targeted Overcollateralization Amount	$96,050,162.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,050,162.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$123,217.25
(Recoveries)		11	$44,224.98
Net Loss for Current Collection Period			$78,992.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1056%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0950%
Second Prior Collection Period			0.1691%
Prior Collection Period			0.0348%
Current Collection Period			0.1079%
Four Month Average (Current and Prior Three Collection Periods)			0.1017%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		741	$969,403.32
(Cumulative Recoveries)			$150,253.03
Cumulative Net Loss for All Collection Periods			$819,150.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0579%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,308.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,105.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	215	$6,855,053.11
61-90 Days Delinquent	0.08%	23	$710,231.89
91-120 Days Delinquent	0.00%	1	$23,394.02
Over 120 Days Delinquent	0.00%	1	$2,618.93
Total Delinquent Receivables	0.88%	240	$7,591,297.95

Repossession Inventory:
Repossessed in the Current Collection Period		15	$510,335.62
Total Repossessed Inventory		26	$940,324.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1143%
Prior Collection Period			0.0614%
Current Collection Period			0.0786%
Three Month Average			0.0848%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0857%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	14

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	97	$3,322,021.64
2 Months Extended	97	$3,207,983.01
3+ Months Extended	14	$498,946.60

Total Receivables Extended	208	$7,028,951.25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer